Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives	Mar. 31, 2024
Building [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	40 years
Leasehold improvements [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	15 years
Machinery & equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years